Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Schedule of estimated useful lives of property, plant and equipment

Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computers and servers	3 – 5 years
Automobiles for Group uses	5 years
Automobiles for operating leases	5 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	Shorter of remaining lease period or estimated useful life
Building	40 years

Schedule of estimated useful lives of intangible assets

Purchased software	5 - 10 years
Digital Sales Assistant system	10 years
Domain names	10 years
Brand name	10 - 15 years
Database	10 years
Customer relationship	2 - 15 years
Business cooperation	5 years
Trademark and lifetime membership	10 years / Indefinite
Others	5 - 10 years / Indefinite